Label	Element	Value
BNY Mellon Diversified Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

June 2, 2020

BNY MELLON INVESTMENT FUNDS I

BNY Mellon Diversified Emerging Markets Fund

Supplement to Summary Prospectus and Prospectus
dated January 31, 2020

Effective on or about June 15, 2020 (the Effective Date), the fund will no longer allocate a portion of its assets to BNY Mellon Strategic Beta Emerging Markets Equity Fund (the Strategic Beta Fund), an affiliated underlying fund.  As of the Effective Date, all references to the Strategic Beta Fund in the fund's summary prospectus and prospectus should be discarded.

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Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Diversified Emerging Markets Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

As of the Effective Date, the following information supersedes any contrary information contained in "Fees and Expenses — Annual Fund Operating Expenses" in the summary prospectus and "Fund Summary — Fee and Expenses — Annual Fund Operating Expenses" in the prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated from the previous fiscal year to reflect current expenses and are based on assets as of March 31, 2020; accordingly, total annual fund expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are incurred indirectly by the fund as a result of its investment in underlying funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As of the Effective Date, the following information supersedes any contrary information contained in the third and fourth paragraph of the section entitled "Principal Investment Strategy" in the summary prospectus and the sections entitled "Fund Summary – Principal Investment Strategy" and "Fund Details – Goal and Approach" in the prospectus:

The fund allocates its assets among the emerging market equity strategies described below that are separately employed by: (i) Mellon Investments Corporation (Mellon), the fund's sub-adviser, through its Active Equity portfolio management team (the Active Equity Strategy); (ii) Mellon through its Multi-Factor Equity portfolio management team (the Multi-Factor Equity Strategy); and (iii) BNY Mellon Global Emerging Markets Fund, an affiliated underlying fund, which is sub-advised by Newton Investment Management Limited (the Newton Fund).  The target percentages for allocating the fund's assets among the investment strategies and underlying funds, as of the date of this prospectus, were as follows:

Strategy/Underlying Fund	Target % of Fund's Total Assets
Active Equity Strategy	33.3%
Newton Fund	33.3%
Multi-Factor Equity Strategy	33.3%

BNYM Investment Adviser determines the investment strategies in which to invest and sets the target allocations.  BNYM Investment Adviser will allocate new inflows and outflows of fund assets to the Active Equity Strategy, the Multi-Factor Equity Strategy and the Newton Fund in accordance with the target weightings, and will rebalance the fund's portfolio at least quarterly if the amount allocated to a particular investment strategy varies from the normal targeted allocation by 10% or more because of market fluctuations.  The fund may hire, terminate or replace sub-advisers and modify material terms and conditions of sub-advisory arrangements without shareholder approval.  A sub-adviser will have complete discretion to invest its allocated portion of the fund's assets as it deems appropriate, based on the particular investment process, philosophy, style and strategy it employs.

BNY Mellon Diversified Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1],[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.05%	[1],[3]
Other expenses - Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.62%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.92%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[5]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.92%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 759
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,781
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	759
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,163
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,592
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,781
BNY Mellon Diversified Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1],[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.05%	[1],[3]
Other expenses - Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.84%	[1]
Total other expenses	rr_OtherExpensesOverAssets	1.14%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.99%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1],[5]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.67%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 370
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,544
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,286
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	270
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	894
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,544
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,286
BNY Mellon Diversified Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1],[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.05%	[1],[3]
Other expenses - Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.28%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[5]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.43%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,713
BNY Mellon Diversified Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1],[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.05%	[1],[3]
Other expenses - Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.19%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[5]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.34%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	425
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,613

[1]	Annual Fund Operating Expenses have been restated from the previous fiscal year to reflect current expenses and are based on assets as of March 31, 2020; accordingly, total annual fund expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[2]	The fund has agreed to pay an investment advisory fee at the annual rate of 1.10% of the value of the fund's average daily net assets, other than assets allocated to investments in other investment companies (underlying funds). Therefore, the fund's investment advisory fee will fluctuate based on the fund's allocation between underlying funds and direct investments.
[3]	The fund has agreed to pay an administration fee at the annual rate of .10% of the value of the fund's average daily net assets up to $500 million of such assets, .065% of the next $500 million of such assets, and .02% of the value of the fund's average daily net assets in excess of $1 billion, other than assets allocated to investments in underlying funds. Therefore, the fund's administration fee will fluctuate based on the fund's assets and the fund's allocation between underlying funds and direct investments.
[4]	Acquired fund fees and expenses are incurred indirectly by the fund as a result of its investment in underlying funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[5]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until January 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.30%. On or after January 31, 2021, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because "acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in underlying funds, such fees and expenses are not included in the expense limitation.